N-6	Apr. 24, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Apr. 24, 2025
Amendment Flag	false
Nationwide Advisory VUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – There are no surrender charges upon a full surrender of the policy.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
●  Percent of Premium Charge – Deducted from any Premium payment applied to a policy that is in excess of the no-lapse guarantee annual premium.
● Indexed Interest Strategy Charge – Assessed upon creation of an Index Segment in an
Indexed Interest Strategy.
● Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to any Partial Surrender Fee and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the
Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy
Riders and Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

These fees and expenses do not reflect investment advisory fees you may pay to a third party financial intermediary from the policy’s Cash Value or from other assets. If such charges were reflected, the fees and expenses would be higher.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.50%[1]	2.34%[1]
1As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Sub-Account Fee (see Low Cost Sub-Account Fee).

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Surrender Charge – There are no surrender charges upon a full surrender of the policy.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges [Text Block]
Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
●  Percent of Premium Charge – Deducted from any Premium payment applied to a policy that is in excess of the no-lapse guarantee annual premium.
● Indexed Interest Strategy Charge – Assessed upon creation of an Index Segment in an
Indexed Interest Strategy.
● Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (periodic charges)
In addition to any Partial Surrender Fee and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the
Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy
Riders and Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

These fees and expenses do not reflect investment advisory fees you may pay to a third party financial intermediary from the policy’s Cash Value or from other assets. If such charges were reflected, the fees and expenses would be higher.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.50%[1]	2.34%[1]
1As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Sub-Account Fee (see Low Cost Sub-Account Fee).

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.50%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.34%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Sub-Account Fee (see Low Cost Sub-Account Fee).
Risks [Table Text Block]
Risk of Loss	Policy Owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks). The primary benefit of this policy is life insurance coverage, and it is designed for long term financial planning. In addition, the policy may limit partial surrenders in the early policy years (see Partial Surrender).

Risks Associated with Investment Options
● Investment in this policy is subject to the risk of poor investment performance.
Investment Experience can vary depending on the performance of the investment options chosen by the Policy Owner.
● Each investment option and each general account option will have its own unique risks.
● Review the prospectuses for the underlying mutual funds before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans (including investment advisory policy loans to pay investment advisory fees), partial surrenders (including partial surrenders to pay investment advisory fees), and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.
For more information, see Principal Risks and Lapse.

Investment Restrictions [Text Block]	● Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).● Nationwide may impose restrictions to deter short-term trading in the Sub-Accounts (see Sub-Account Transfers).● Nationwide may limit the frequency of transfers involving the indexed interest options, and Nationwide reserves the right to restrict transfers out of the indexed interest strategies (see Indexed Interest Options Transfers).● The Fixed Account is not available for direct allocation of Premium by the Policy Owner (see The Fixed Account).● Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).● Transfers between Sub-Accounts may be subject to restrictions designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).● Not all investment options may be available under your policy (see Appendix A: Underlying Mutual Funds Available Under the Policy).
Optional Benefit Restrictions [Text Block]	● Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.● Partial surrenders and Indebtedness, including where used to pay investment advisory fees to a third party financial intermediary from the policy’s Cash Value, will reduce benefits available under certain optional benefits.● Policy loans are not permitted while benefits are being paid under certain optional benefits.● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.For more information, see Policy Riders and Rider Charges.
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.● Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders, including partial surrenders to pay investment advisory fees from the policy, may be subject to federal and state income taxes, may be taxed as ordinary income, and may be subject to a 10% tax penalty.For more information, see Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment to recommend this policy over another investment (see A Note on Charges).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy in Taxes).
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected. These fees and expenses do not reflect investment advisory fees you may pay to a third party financial intermediary from the policy's Cash Value or from other assets. If such charges were reflected, the fees and expenses would be higher.The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 5% of each Premium
Indexed Interest Strategy Charge[1]	Upon creation of an Index Segment in an Indexed Interest Strategy	Maximum: 1.00% of Cash Value applied to create an Index Segment	Currently: 0.00% of Cash Value applied to create an Index Segment
Service Fee[2]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Accelerated Death Benefit for Chronic Illness Rider Charge
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Terminal Illness Rider Charge3†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 3.6%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000,assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created. [2]The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value. [3]
The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other Than Annual Portfolio Company Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge1†	Monthly	Maximum during the No- Lapse Guarantee Period: $11.35 per $1,000 of Net Amount At Risk Maximum after the No- Lapse Guarantee Period: $83.34 per $1,000 of Net Amount At Risk	Minimum during the No- Lapse Guarantee Period: $0.00 per $1,000 of Net Amount At Risk Minimum after the No- Lapse Guarantee Period: $0.13 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1, guaranteed to age 65	Monthly	$0.00 per $1,000 of Net Amount At Risk in the first policy year during the No-Lapse Guarantee Period $0.35 per $1,000 of Net Amount At Risk in the first policy year after the No-Lapse Guarantee Period
Percent of Sub-Account Value Charge	Monthly	Maximum: 1.00% of the Cash Value allocated to the Sub- Accounts for all policy years
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $7.572 per $1,000 of Base Policy Specified Amount	Minimum: $0.005 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1; guaranteed to age 65	Monthly	$0.1170 per $1,000 of Base Policy Specified Amount during the No-Lapse Guarantee Period $0.05 per $1,000 of Base Policy Specified Amount after the No-Lapse Guarantee Period
Declared Rate Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: Policy Years 1-5: 3.90% of outstanding policy loan Policy Years 6+: 3.25% of outstanding policy loan
Investment Advisory Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.25% of outstanding policy loan
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long-Term Care Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long Term Care Specified Amount
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 80; policy year 40; standard tobacco; and any Base Policy Specified Amount. Other sets of assumptions may also produce the maximum charge. On a current basis, the cost of insurance rate is 0.00 during the No-Lapse Guarantee Period.[2]The Declared Rate Policy Loan Interest Charge and Investment Advisory Policy Loan Interest Charge are described in more detail in Policy Loans.The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. These amounts also include the maximum applicable Low Cost Sub-Account Fee if you choose to invest in certain Sub-Accounts (see Low Cost Sub-Account Fee). A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.50%	2.34%

Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 5% of each Premium
Indexed Interest Strategy Charge[1]	Upon creation of an Index Segment in an Indexed Interest Strategy	Maximum: 1.00% of Cash Value applied to create an Index Segment	Currently: 0.00% of Cash Value applied to create an Index Segment
Service Fee[2]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Accelerated Death Benefit for Chronic Illness Rider Charge
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Terminal Illness Rider Charge3†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 3.6%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000,assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value

Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	Upon making a Premium payment
Sales Load (of Premium Payments), Maximum [Percent]	5.00%
Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	Upon a partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]	†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
Periodic Charges Other Than Annual Portfolio Company Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge1†	Monthly	Maximum during the No- Lapse Guarantee Period: $11.35 per $1,000 of Net Amount At Risk Maximum after the No- Lapse Guarantee Period: $83.34 per $1,000 of Net Amount At Risk	Minimum during the No- Lapse Guarantee Period: $0.00 per $1,000 of Net Amount At Risk Minimum after the No- Lapse Guarantee Period: $0.13 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1, guaranteed to age 65	Monthly	$0.00 per $1,000 of Net Amount At Risk in the first policy year during the No-Lapse Guarantee Period $0.35 per $1,000 of Net Amount At Risk in the first policy year after the No-Lapse Guarantee Period
Percent of Sub-Account Value Charge	Monthly	Maximum: 1.00% of the Cash Value allocated to the Sub- Accounts for all policy years
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $7.572 per $1,000 of Base Policy Specified Amount	Minimum: $0.005 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1; guaranteed to age 65	Monthly	$0.1170 per $1,000 of Base Policy Specified Amount during the No-Lapse Guarantee Period $0.05 per $1,000 of Base Policy Specified Amount after the No-Lapse Guarantee Period
Declared Rate Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: Policy Years 1-5: 3.90% of outstanding policy loan Policy Years 6+: 3.25% of outstanding policy loan
Investment Advisory Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.25% of outstanding policy loan
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long-Term Care Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long Term Care Specified Amount
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 80; policy year 40; standard tobacco; and any Base Policy Specified Amount. Other sets of assumptions may also produce the maximum charge. On a current basis, the cost of insurance rate is 0.00 during the No-Lapse Guarantee Period.[2]The Declared Rate Policy Loan Interest Charge and Investment Advisory Policy Loan Interest Charge are described in more detail in Policy Loans.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1, guaranteed to age 65	Monthly	$0.00 per $1,000 of Net Amount At Risk in the first policy year during the No-Lapse Guarantee Period $0.35 per $1,000 of Net Amount At Risk in the first policy year after the No-Lapse Guarantee Period

Insurance Cost, Minimum [Dollars]	$ 0.00
Insurance Cost (of Face Amount), Maximum [Percent]	11.35%
Insurance Cost, Footnotes [Text Block]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 80; policy year 40; standard tobacco; and any Base Policy Specified Amount. Other sets of assumptions may also produce the maximum charge. On a current basis, the cost of insurance rate is 0.00 during the No-Lapse Guarantee Period.
Mortality Risk Fees, Description [Text Block]	Percent of Sub-Account Value Charge
Expense Risk Fees, Description [Text Block]	Per $1,000 of Specified Amount Charge
Expense Risk Fees, When Deducted [Text Block]	Monthly
Expense Risk Fees, Representative Investor [Text Block]
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1; guaranteed to age 65	Monthly	$0.1170 per $1,000 of Base Policy Specified Amount during the No-Lapse Guarantee Period $0.05 per $1,000 of Base Policy Specified Amount after the No-Lapse Guarantee Period

Expense Risk Fees (of Face Amount), Maximum [Percent]	7.572%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.005%
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	1.00%
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.50%	2.34%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.50%
Portfolio Company Expenses Maximum [Percent]	2.34%
Item 5. Principal Risks [Table Text Block]	Principal Risks Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the Policy Owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A Policy Owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the Policy Owner to pay the policy’s periodic charges in which case additional Premium payments may be required over the life of the policy to prevent Lapse. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. State Variations This prospectus describes all the material features of the policy. Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. For a more detailed list of material state variations, see Appendix B: State Variations. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center. Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges. Unfavorable Sub-Account Investment Experience The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Risk Associated with Cash Value in the General Account Options Interest credited to, and availability of, Cash Value in the general account options (the Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate or the indexed interest options’ floor rates, see Minimum Guaranteed Interest Rate and Indexed Interest Strategies Interest Crediting. Additionally, the Policy Owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options. Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing. Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Payment of Investment Advisory Fees from the Policy If a Policy Owner elects to pay any investment advisory fees from the policy through partial surrenders or investment advisory policy loans, this may reduce the Death Benefit and other benefits under the policy, may result in adverse tax consequences, and may increase the risk of policy Lapse. While Nationwide will automatically repay any investment advisory policy loans first from any new Premium payments, Indebtedness will continue to grow if the Policy Owner does not make additional Premium payments to the policy. Interest charged against Indebtedness accrues daily, and over time, unpaid loan interest charges and additional investment advisory policy loans can cause the policy's Indebtedness to be significant. For more information, see Partial Surrender, Policy Loans, Lapse, and Taxes. Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase risk of Lapse. Indexed Interest Options Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the indexed interest options. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the indexed interest options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide reserves the right to restrict transfers out of the indexed interest strategies. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options. Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers for Limited Transfer Funds, see Sub-Account Transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks. Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center. Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans (including investment advisory policy loans) from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein. Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Policy Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	The Death BenefitStandard Death Benefit OptionsPolicy Owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1.Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit .Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Insured's date of death.Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Insured's date of death.Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.The Minimum Required Death BenefitThe policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code. The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code: •the cash value accumulation test; or •the guideline premium/cash value corridor test. If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Cash Value Accumulation Test The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times. Guideline Premium/Cash Value Corridor Test The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured. In deciding which test to elect for the policy, consider the following: •The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code. •Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years. •Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit. Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the No-Lapse Guarantee Policy Continuation provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount, except for the per $1,000 of Specified Amount charge, which will continue to be based on the original Base Policy Specified Amount for each segment of insurance coverage. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.Incontestability Nationwide will not contest payment of the Death Benefit based on the initial Base Policy Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years. Suicide If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount. The suicide period in some states may be less than two years.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the No-Lapse Guarantee Policy Continuation provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount, except for the per $1,000 of Specified Amount charge, which will continue to be based on the original Base Policy Specified Amount for each segment of insurance coverage. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.
Charges and Contract Values, Note (N-6) [Text Block]	The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Guarantee Policy Continuation	Prevents Lapse during the No-Lapse Guarantee Period if Premium requirements are satisfied	Standard
● The No-Lapse Guarantee Period is elected at the
time of application and cannot be changed after the
policy is issued
● The No-Lapse Guarantee Monthly Premium can
change due to action by the Policy Owner
● When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See No-Lapse Guarantee Policy Continuation

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
● Transfers are only permitted from a limited number
of Sub-Accounts
● The Fixed Account is not available as an originating
investment option
● Transfers may not be directed to the Fixed Account
● Nationwide may modify, suspend, or discontinue
these programs at any time
● Transfers are only made monthly
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	● Assets in the Fixed Account are excluded from the program ● Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
● Only available to policies that are not modified
endowment contracts
● Policy Owners are responsible for monitoring the
policy to prevent Lapse
● Program will terminate upon the occurrence of
specified events
● Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Declared Rate Policy Loans	Provide for policy loans	Standard	● Minimum loan amount is $200 See Policy Loans
Investment Advisory Policy Loans	Provide for policy loans for investment advisory fees	Standard	● Limited availability ● Subject to an annual maximum amount for any Policy Year ● Nationwide reserves the right to stop offering at any time See Policy Loans
Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
● Subject to eligibility requirements
● Insured must be between Attained Age 18 and 65
when the policy is issued
● Not available if the Long-Term Care Rider II is
elected
● Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
● Subject to annual and lifetime dollar amount
limitations
● 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
● Death Benefit must be changed to Death Benefit
Option 1
● Partial Surrenders and Indebtedness will reduce
benefits
● Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
● Benefit amount may be reduced because of
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
●  Subject to eligibility requirements
● Insured must be between Attained Age 18 and 65
when the policy is issued
●  Insured must have one of the qualifying critical
illness conditions to invoke this Rider
●  Subject to annual and lifetime dollar amount
limitations
●  Death Benefit must be changed to Death Benefit
Option 1
●  Partial Surrenders and Indebtedness will reduce
benefits
●  Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
● Benefit amount may be reduced because of
benefits paid under other Riders

Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
● The Rider only applies to the Insured under the
base policy
● Invoking the Rider is subject to eligibility
requirements
● Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
● Amount of the TI Accelerated Death Benefit
Payment must be at least $10,000 and cannot
exceed $250,000
● The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
● Timing restrictions on coverage may apply
● Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
● Benefit amount may be reduced because of
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Long-Term Care Rider II	Provides a monthly benefit by accelerating a portion of the Base Policy Specified Amount for qualified long-term care services	Optional
● Must be elected at application
● If this Rider is elected, the Accelerated Death
Benefit for Chronic Illness Rider is not available
● Underwriting and approval of the Rider are
separate and distinct from that of the policy
● Insured must be between Attained Age 21 and 80
when the Rider is elected
● Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
● Increases of the Long-Term Care Specified Amount
are not permitted
● Subject to maximum monthly benefit
● Subject to eligibility requirements to invoke the
Rider
● Subject to an elimination period, a 90-day waiting
period, before benefits are paid
● Written notice of claim is required
● Benefit associated with the Rider may not cover all
long-term care costs incurred
● The Rider does not provide benefits for chronic
illness resulting from suicide attempts, the
commission of felonies, alcoholism or drug
addiction, or war. The Rider also does not cover
preexisting conditions not disclosed in the
application for the Rider if the need for services
begins during the first six months after the Rider
effective date.
● While benefit is being paid no loans or partial
surrenders may be taken

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further loans or partial surrenders may be taken
from the policy

Policy Riders and Rider ChargesPolicy Owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued. Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider. Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges. The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table. Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability This Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. This Rider is only available for issue on the Policy Date. Eligibility Requirements To invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date. Proof of care services received or expenses incurred is not required. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane; •applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise; •the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement; •Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and •the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment. Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250; (2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and (3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment. A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, see Calculation of the Accelerated Death Benefit for Chronic Illness. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date. On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and (2)an interest rate that will not exceed the greater of: (a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or (b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date. Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using then current Nationwide’s expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and (2)any required Premium for the policy, policy features, and any other attached Riders. Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under a Rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the Death Benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II, this Rider will terminate. Claims Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider; (2)upon termination of the policy to which this Rider is attached; (3)an overloan lapse protection Rider, if applicable, is invoked; or (4)the Insured’s date of death. Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Chronic Illness The CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below: 1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
		$350,000 / $500,000
		0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center. Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5. Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability This Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. Eligibility Requirements To invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider: •cancer; •stroke; •heart valve replacement/repair; •heart attack; •kidney failure; •major organ transplant; •paralysis; or •sudden cardiac arrest. Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the qualifying critical illness condition was not the basis of a prior approved claim under this Rider; •the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane; •applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise; •the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement; •Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and •the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment. Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250; (2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and (3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment. A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, see Calculation of the Accelerated Death Benefit for Critical Illness. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date. On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and (2)an interest rate that will not exceed the greater of: (a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or (b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date. Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using then current Nationwide’s expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and (2)any required Premium for the policy, policy features, and any other attached Riders. Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II, this Rider will terminate. Claims Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider; (2)upon termination of the policy to which this Rider is attached; (3)an overloan lapse protection Rider, if applicable, is invoked; or (4)the Insured’s date of death. Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Critical Illness The CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below: 1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Accelerated Death Benefit for Terminal Illness Rider This Rider is automatically issued with the policy. The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose. Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider: •The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date. •Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective). •Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount. •The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date. •The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000. •A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy. •The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors. If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values. Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under this Rider. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II, this Rider will terminate. Accelerated Death Benefit for Terminal Illness Rider Charges Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses. The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page. The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner. The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 3.6%. This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy. Calculation of the Accelerated Death Benefit When making a claim for acceleration of the Death Benefit, a Policy Owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage." The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable. The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage (RP) of the Base Policy Specified Amount is 50%. Also
assume Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate
Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the TI Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center. Eligibility and Conditions for Payment The following eligibility and conditions apply for payment under the Rider: •The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance elected via Rider under the policy. •Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated Death Benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing. •Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, Policy Owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.Long-Term Care Rider II For policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at the time of application. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center. Long-Term Care Rider II Benefit The benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value. This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of: (1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or (2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or (3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus Indebtedness The maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Rider Specified Amount is $400,000 and the elected percentage is 3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to
3% of the LTC Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient. •Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any no-lapse guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing. •Death Benefit: If the policy is not being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit. If the policy is being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. To avoid any reduction of the Death Benefit the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature. •Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement. •Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received. •Specified Amount Decreases: Decreases in the Base Policy Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease. •Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill. •Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. •Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill. Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider or an application to reinstate the Rider after a Lapse. Long-Term Care Referral Service If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the Rider The Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, see Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid. Long-Term Care Rider II Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, and underwriting classification. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Overloan Lapse Protection Rider II A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability All policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected); •The Insured is Attained Age 65 or older; •The 15th policy anniversary has been reached, regardless of any period of lapse, and the policy is currently In Force; and •For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders. The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1. (2)The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages). After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Example:
Assume a policy issued as follows:
● Cash value accumulation life insurance qualification test
Example:
● Attained Age 77
● Policy in its 23rd policy year
● Death Benefit Option 2
● Base Policy Specified Amount: $500,000
● Indebtedness: $195,000
● Long-term care benefits paid: $120,000
● Cash Value: $375,000
● Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) Death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing it to $319,875.
(3) The Base Policy Specified Amount will be reduced to $390,315 as this is the Minimum Required Death Benefit.
(4) The non-loaned Cash Value ($319,875 - $195,000 = $124,875) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(6) The indebtedness ($195,000) will continue to grow at the policy's loan charged rate.
Overloan Lapse Protection Rider II Charge The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test. If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.Dollar Cost Averaging Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A Policy Owner may elect to participate in a monthly dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars. There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a Policy Owner instructs Nationwide to terminate the service. Policy Owners may direct Nationwide to automatically transfer specific amounts from the following Sub-Account(s): •Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y to any other Sub-Account or the indexed interest strategies. Certain Sub-Accounts or indexed interest strategies may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy and Appendix C: Indexed Interest Strategies for details on Sub-Account and indexed interest strategy availability. Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A Policy Owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units or Index Segments when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.
Example:
Policy Owner elects to participate in Dollar Cost Averaging and has transferred $25,000 to the available money market fund, which will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month,
Nationwide will automatically transfer $1,500 from the money market fund and allocate
$1,000 to Sub-Account M and $500 to Sub-Account L.

Asset Rebalancing A Policy Owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the Variable Account to the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value in the Fixed Account or allocated to the indexed interest options is not eligible for asset rebalancing. A Policy Owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event. A Policy Owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy Owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy Owner. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a Policy Owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Example:
Policy Owner elects to participate in Asset Balancing and has instructed his Cash Value be allocated as follows and rebalanced on a quarterly basis: 40% to Sub-Account A, 40% to
Sub-Account B, and 20% to Sub-Account C. Each quarter, Nationwide will automatically rebalance Policy Owner’s Cash Value by transferring Cash Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Automated Income Monitor Automated Income Monitor is an optional systematic partial surrender and/or declared rate policy loan program that may be elected at any time, at no additional cost, i.e. no partial surrender fee or service fee for loan processing will be assessed for partial surrenders or loans taken as part of an Automated Income Monitor program. This program is only available to policies that are not modified endowment contracts. Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy Investment in the Contract is depleted, then through declared rate policy loans. Taking partial surrenders and/or declared rate policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, Policy Owners should consult with financial and tax advisors. At the time of application for a program, Nationwide will provide Policy Owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy Owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist Policy Owners in determining whether to continue, modify, or discontinue an elected program. Policy Owners may request modification or termination of a program at any time by written request to the Service Center. Note: Investment advisory policy loans will continue to be available after electing an Automated Income Monitor program; however, any investment advisory policy loans taken after commencing an elected program will also increase Indebtedness and therefore reduce the Cash Surrender Value. A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections: (1)Payment type (a)Fixed Amount: If a Policy Owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or (b)Fixed Duration: If a Policy Owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration. (2)Illustration assumptions: (a)an assumed variable rate of return specified by the Policy Owner from the available options stated in the election form; (b)minimum Cash Surrender Value targeted by the Policy Owner to have remaining on the policy's Maturity Date, or other date specified by the Policy Owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date; (c)a Policy Owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; (d)payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only; and (e)assumed recurring investment advisory policy loans, as specified by the Policy Owner. Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse. Note: Policy Owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist Policy Owners with preventing Lapse. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
Example:
Assume:
● Policy Issue Age was 45.
● Owner paid Premiums totaling $490,000 during the first 25 policy years.
Example:
● Just prior to policy year 26 (Attained Age 70) the policy’s Cash Value is just over $1,000,000 and the Investment in the Contract is $490,000.
● The owner completes an Automated Income Monitor election form and chooses a 5%
gross rate of return, a goal of $100,000 Cash Surrender Value at Attained Age 95 and the Fixed Duration option for 25 years.

● The first AIM In Force illustration is run that solves for an annual income amount at an assumed 5% gross rate of return and a goal of at least $100,000 of Cash Surrender
Value at Attained Age 95. The result of the solve is an annual income amount of $66,720.

A partial surrender of $66,720 will be processed and sent to the owner. Each year thereafter, if the Automated Income Monitor program has not been terminated, another illustration will be run with the same assumptions and income solve. The appropriate partial surrender amount based on each solve will be processed. This will continue until the entire
$490,000 Investment in the Contract has been distributed through partial surrenders, then the income amounts will be processed as loans.

Automated Income Monitor programs are subject to the following additional conditions: (1)To prevent adverse tax consequences, a Policy Owner can authorize Nationwide to make scheduled payments via declared rate policy loan when: (a)the policy's Investment in the Contract is reduced to zero; (b)a partial surrender within the first 15 policy years would be a taxable event; (c)or to prevent the policy from becoming a MEC, see Taxes. Note: Partial surrenders and declared rate policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and declared rate policy loans, see Partial Surrender and Policy Loans. (2)While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted. (3)Programs will terminate on the earliest of the following: (a)Nationwide’s receipt at the Service Center of a written request to terminate participation; (b)at the time the policy enters a Grace Period or terminates for any reason; (c)at the time of a requested partial surrender or declared rate policy loan outside the program; (d)upon a change of Policy Owner; (e)for income based on a fixed duration, the end of the period the Policy Owner specified at the time of election; (f)on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the Policy Owner specified; (g)at any time the scheduled partial surrender or declared rate policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or (h)the policy's Maturity Date. Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider II and the Long-Term Care Rider II. Nationwide will notify Policy Owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.Policy Loans This policy currently offers two types of policy loans: declared rate policy loans and investment advisory policy loans. A Policy Owner may take a policy loan at any time while the policy is In Force. A policy loan will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Taking either type of policy loan (declared rate policy loans and/or investment advisory policy loans) may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The Policy Owner should request an illustration demonstrating the impact of any policy loans on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds. Declared Rate Policy Loans Declared rate policy loans are available to Policy Owners for any purpose. Notwithstanding anything to the contrary set forth in this prospectus, for declared rate policy loans only, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. Investment Advisory Policy Loans Investment advisory policy loans are only available to pay investment advisory fees for this policy as agreed upon between the Policy Owner and their investment adviser(s). Some Policy Owners may utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee. Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services, which are specified in the respective account agreements, are separate from and in addition to the policy charges and expenses described in this prospectus. Some Policy Owners authorize their investment adviser to take systematic investment advisory policy loans from the policy to collect investment advisory fees. In order to take investment advisory policy loans from the policy, the investment adviser and Policy Owner must complete an authorization form specified by Nationwide. Once the authorization form is completed, Nationwide will automatically process the investment advisory policy loans at the elected frequency until the authorization is terminated. A Policy Owner may terminate this authorization at any time by providing written notice to Nationwide. Nationwide reserves the right to stop offering investment advisory policy loans at any time. Nationwide will notify Policy Owners if investment advisory policy loans are no longer available. Loan Amount For declared rate policy loans, the minimum loan amount is $200. For investment advisory policy loans, there is no minimum loan amount. However, for any Policy Year, investment advisory policy loans are subject to an annual maximum amount. For the first Policy Year only, investment advisory policy loans cannot exceed the maximum annual investment advisory policy loan allowance percentage multiplied by the Adjusted Cash Value on the Policy Date. For any Policy Year thereafter, investment advisory policy loans cannot exceed the maximum annual investment advisory policy loan allowance percentage multiplied by the Adjusted Cash Value on the last policy anniversary. Currently, the maximum annual investment advisory policy loan allowance percentage is 1.5%.
Example:
Assume a policy is issued as follows:
● Base Policy Specified Amount: $500,000
● Initial Premium: $45,000
● The planned Premium is $45,000 annually for 6 additional years
● Adjusted Cash Value on the Policy Date: $42,300
● Policy is 100% allocated to the Sub-Accounts, and on the date of the first scheduled Investment Advisory Policy Loan, the total Sub-Account value is $43,000.
Example:
● The Policy Owner and the investment adviser have completed an authorization for an investment advisory policy loan to be processed for 0.09% of the total Sub-Account value each month.
The investment advisory policy loans would work as follows:
● Because the initial Adjusted Cash Value was $42,300 on the Policy Date, the maximum investment advisory policy loan amount for the first Policy Year will be $634.50 ($42,300 x 1.5%).
● The first investment advisory policy loan is processed for $38.70 ($43,000 x 0.09%). The
$38.70 is paid to the investment adviser per the authorization. The policy now has an
Indebtedness of $38.70. Also, $38.70 has been transferred from the Sub-Accounts
(proportionately, unless the Policy Owner requests transfer from a single Sub-Account) to the investment advisory policy loan account.

● Each month thereafter, an additional investment advisory policy loan is processed for an amount equal to the total Sub-Account value on that date multiplied by 0.09% (as long as the total for the Policy Year does not exceed the $634.50 maximum and the total
Indebtedness does not exceed the maximum stated in the policy).

● At the end of the first Policy Year, assume a total of $464.40 in investment advisory policy loans have been processed and paid to the investment adviser. The Indebtedness at the end of the Policy Year is $472.83 because $8.43 of loan interest has accrued during the year ($464.40 + $8.43 = $472.83). At this point the Death Benefit Proceeds provided by the policy would be reduced by the $472.83 Indebtedness.

● At the beginning of the second Policy Year, the Policy Owner pays the planned Premium of $45,000 and it is applied to the policy. Since Premiums for this product will always be applied as an investment advisory policy loan repayment first, $472.83 of the $45,000 is applied as a loan repayment and the rest is applied as a Premium. The Indebtedness becomes $0 and the funds in the investment advisory policy loan account are transferred out and applied as Net Premium.

● During the second Policy Year, the investment advisory policy loans continue to be processed monthly as scheduled unless limits are reached. As long as Premiums are paid they will always be applied to any investment advisory policy loan Indebtedness first.
If the Policy Owner stops applying Premiums after Policy Year 7 as planned, and also chooses to not pay any loan repayments, the investment advisory policy loan
Indebtedness will continue to grow as new investment advisory policy loans are taken and as charged interest accrues. The Death Benefit Proceeds would be reduced by the total
Indebtedness.

In addition, the maximum loanable amount is equal to 90% of the Cash Value allocated to the Sub-Accounts, plus 100% of the Cash Value allocated to the indexed interest options, plus 100% of the Cash Value in the declared rate policy loan account, plus 100% of the Cash Value in the investment advisory policy loan account, less any Indebtedness. Nationwide pays policy loans with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below. Collateral and the Policy Loan Accounts As collateral for a policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to a "policy loan account" (which is part of Nationwide’s general account). Each policy loan type has a distinct policy loan account. Declared rate policy loans are transferred to the declared rate policy loan account and investment advisory policy loans are transferred to the investment advisory policy loan account. Transferring Cash Value to a policy loan account reduces the Policy Owner’s investments in the Sub-Accounts and indexed interest options. Amounts held as collateral against a policy loan do not participate in the investment experience of the Sub-Accounts. Unless the Policy Owner requests transfer from a single Sub-Account, collateral amounts are transferred from the Cash Value to the corresponding policy loan account in the following order: (1)first proportionally from the Sub-Accounts until exhausted; then (2)proportionally from the Pending Sweep Transactions until exhausted; then (3)from the indexed interest strategies as described in Order of Processing from the Indexed Interest Strategies, see Indexed Interest Options; and (4)last from the Fixed Account, not including any Pending Sweep Transactions. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan accounts may be subject to Nationwide's creditors in the event of insolvency. The Policy Owner will earn interest on the collateral held in the declared rate policy loan account and/or the investment advisory policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate for the corresponding policy loan account stated in the Policy Specification Pages. Interest credited to the declared rate policy loan account and investment advisory policy loan is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the declared rate policy loan account or investment advisory policy loan account may be different than the rate earned on Cash Value that is in the Fixed Account. Interest Charged Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding declared rate policy loans and investment advisory policy loans, including principal and compounded interest due. For declared rate policy loans, the guaranteed maximum annualized interest charged rate is 3.90% in policy years 1-5, and 3.25% in policy years 6+. For investment advisory policy loans, the guaranteed maximum annualized interest charged rate is 3.25% in all policy years. On a current basis, rates may change for either loan type and may vary by policy year, subject to the applicable guaranteed maximums. Policy loan interest charges may provide revenue for risk charges and profit. If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the corresponding policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the corresponding policy loan account in the same manner as a new loan. Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually. Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes. When Interest is Charged and Credited Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the corresponding collateral account, and credit interest earned on collateral to the investment options: •Annually, at the end of a policy year; •For declared rate policy loans, at the time a new declared rate policy loan is requested, and for investment advisory policy loans, at the time a new investment advisory policy loan is requested; •For declared rate policy loans, when a declared rate policy loan repayment is made, and for investment advisory policy loans, when an investment advisory policy loan repayment is made; •Upon the Insured's death; •Upon policy Lapse; and/or •Upon a full surrender of the policy. In most cases for declared rate policy loans, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness. Repayment The Policy Owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The Policy Owner should contact the Service Center to obtain loan pay-off amounts. Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the Policy Owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness. If investment advisory policy loans are outstanding, Nationwide will automatically repay any investment advisory policy loans first from any new Premium before the Net Premium is applied to the policy. After any outstanding investment advisory policy loans are repaid, Nationwide will treat any payments made as Premium payments, unless the Policy Owner specifies that the payment should be applied against the policy's Indebtedness for declared rate policy loans. It may be beneficial for the Policy Owner to repay Indebtedness for declared rate policy loans before making additional Premium payments because the Percent of Premium Charge, if applicable, is deducted from Premium payments but not from loan repayments. Any loan repayment will be applied to the Sub-Accounts and indexed interest options according to the allocation instructions in effect for Net Premium, unless you direct otherwise. Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Benefits Available [Table Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Guarantee Policy Continuation	Prevents Lapse during the No-Lapse Guarantee Period if Premium requirements are satisfied	Standard
● The No-Lapse Guarantee Period is elected at the
time of application and cannot be changed after the
policy is issued
● The No-Lapse Guarantee Monthly Premium can
change due to action by the Policy Owner
● When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See No-Lapse Guarantee Policy Continuation

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
● Transfers are only permitted from a limited number
of Sub-Accounts
● The Fixed Account is not available as an originating
investment option
● Transfers may not be directed to the Fixed Account
● Nationwide may modify, suspend, or discontinue
these programs at any time
● Transfers are only made monthly
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	● Assets in the Fixed Account are excluded from the program ● Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
● Only available to policies that are not modified
endowment contracts
● Policy Owners are responsible for monitoring the
policy to prevent Lapse
● Program will terminate upon the occurrence of
specified events
● Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Declared Rate Policy Loans	Provide for policy loans	Standard	● Minimum loan amount is $200 See Policy Loans
Investment Advisory Policy Loans	Provide for policy loans for investment advisory fees	Standard	● Limited availability ● Subject to an annual maximum amount for any Policy Year ● Nationwide reserves the right to stop offering at any time See Policy Loans
Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
● Subject to eligibility requirements
● Insured must be between Attained Age 18 and 65
when the policy is issued
● Not available if the Long-Term Care Rider II is
elected
● Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
● Subject to annual and lifetime dollar amount
limitations
● 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
● Death Benefit must be changed to Death Benefit
Option 1
● Partial Surrenders and Indebtedness will reduce
benefits
● Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
● Benefit amount may be reduced because of
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
●  Subject to eligibility requirements
● Insured must be between Attained Age 18 and 65
when the policy is issued
●  Insured must have one of the qualifying critical
illness conditions to invoke this Rider
●  Subject to annual and lifetime dollar amount
limitations
●  Death Benefit must be changed to Death Benefit
Option 1
●  Partial Surrenders and Indebtedness will reduce
benefits
●  Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
● Benefit amount may be reduced because of
benefits paid under other Riders

Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
● The Rider only applies to the Insured under the
base policy
● Invoking the Rider is subject to eligibility
requirements
● Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
● Amount of the TI Accelerated Death Benefit
Payment must be at least $10,000 and cannot
exceed $250,000
● The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
● Timing restrictions on coverage may apply
● Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
● Benefit amount may be reduced because of
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Long-Term Care Rider II	Provides a monthly benefit by accelerating a portion of the Base Policy Specified Amount for qualified long-term care services	Optional
● Must be elected at application
● If this Rider is elected, the Accelerated Death
Benefit for Chronic Illness Rider is not available
● Underwriting and approval of the Rider are
separate and distinct from that of the policy
● Insured must be between Attained Age 21 and 80
when the Rider is elected
● Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
● Increases of the Long-Term Care Specified Amount
are not permitted
● Subject to maximum monthly benefit
● Subject to eligibility requirements to invoke the
Rider
● Subject to an elimination period, a 90-day waiting
period, before benefits are paid
● Written notice of claim is required
● Benefit associated with the Rider may not cover all
long-term care costs incurred
● The Rider does not provide benefits for chronic
illness resulting from suicide attempts, the
commission of felonies, alcoholism or drug
addiction, or war. The Rider also does not cover
preexisting conditions not disclosed in the
application for the Rider if the need for services
begins during the first six months after the Rider
effective date.
● While benefit is being paid no loans or partial
surrenders may be taken

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further loans or partial surrenders may be taken
from the policy

Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Policy The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000227145NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge, such as any Low Cost Sub-Account Fee. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction. [1]Reflects the current Low Cost Sub-Account Fee. The maximum Low Cost Sub-Account Fee applicable for any Sub-Account is 1.00%.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000227145NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge, such as any Low Cost Sub-Account Fee. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.64%	0.00%	1.64%	24.34%	8.00%	5.62%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.93%	0.20%	1.13%	48.13%	17.84%	15.55%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.06%	0.00%	1.06%	9.72%	8.57%	7.36%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%	0.00%	0.61%	13.02%	9.81%	9.66%
Equity	ALPS Variable Investment Trust - ALPS/ Alerian Energy Infrastructure Portfolio: Class III Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	40.60%	14.15%	5.07%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	16.11%	8.04%	8.05%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	0.00%	1.16%	2.12%	2.74%	5.54%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	31.30%	18.53%	16.29%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	23.92%	12.73%	11.93%
Equity	American Funds Insurance Series® - International Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	2.93%	0.97%	3.75%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	6.33%	4.29%	5.96%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	0.98%	0.07%	1.42%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	18.85%	11.92%	9.99%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	0.00%	0.78%	7.85%	4.18%	4.75%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.77%*	0.00%	0.77%	1.14%	-0.50%	1.11%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	8.93%	5.72%	5.32%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	0.00%	1.20%	26.58%	20.37%	20.25%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: UBS Asset Management (Americas) LLC	1.05%*	0.20%	1.25%	4.83%	6.85%	1.12%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class) Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.31%*	0.35%	0.66%	15.10%	10.74%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio) Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	0.35%	0.56%	5.38%	0.81%	1.53%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Allocation	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class) Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	11.99%	7.77%	6.95%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Small Portfolio) Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	0.35%	0.74%	3.82%	4.11%	5.91%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.28%	0.35%	0.63%	6.62%	7.08%	5.62%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio) Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	0.35%	0.47%	5.48%	1.91%	1.57%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	13.38%	8.43%	8.52%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	8.14%	12.55%	9.46%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class) Investment Advisor: Dimensional Fund Advisors LP	0.11%	0.35%	0.46%	1.88%	1.82%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	0.00%	1.19%	7.68%	4.25%	3.93%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.81%	0.00%	1.81%	16.78%	4.21%	9.09%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	1.00%*	0.20%	1.20%	15.56%	5.32%	5.30%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.67%	0.00%	0.67%	15.58%	10.57%	9.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	33.45%	16.74%	13.33%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.57%	0.00%	0.57%	16.57%	10.28%	8.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	4.02%	12.13%	4.19%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	0.35%	1.08%	8.39%	5.55%	4.88%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	38.56%	18.46%	17.93%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	30.07%	18.63%	16.34%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.03%	0.00%	1.03%	7.92%	6.61%	8.01%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.63%	0.00%	0.63%	1.50%	0.20%	1.68%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	17.18%	11.06%	8.94%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	5.78%	2.54%	3.34%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	9.16%	11.93%	9.37%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.31%*	0.00%	1.31%	6.10%	3.66%	4.43%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in policies issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%*	0.00%	0.72%	7.20%	5.29%	5.27%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	-11.37%	-4.85%	-2.03%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.92%*	0.00%	0.92%	3.09%	1.01%	2.51%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.19%*	0.00%	1.19%	6.83%	3.83%	3.84%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	3.06%	0.38%	2.25%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	13.22%	7.64%	7.83%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	15.78%	9.21%	9.58%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	-1.80%	-2.39%	1.52%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	-1.81%	2.83%	4.15%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.20%	0.82%	15.43%	8.33%	8.66%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.20%	0.92%	15.61%	9.88%	12.40%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	1.63%	0.09%	1.35%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.93%	0.20%	1.13%	13.11%	7.14%	7.60%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.13%	0.00%	1.13%	5.58%	6.95%	5.29%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II This Sub-Account is only available in policies issued before May 1, 2022 Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Boston Partners Global Investors, Inc.	1.21%*	0.00%	1.21%	-2.65%	2.50%	3.12%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in policies issued before August 19, 2022 Investment Advisor: Lazard Asset Management LLC	1.40%*	0.00%	1.40%	7.43%	3.03%	3.26%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.74%	0.20%	0.94%	27.89%	14.75%	14.58%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	4.23%	5.13%	7.66%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%	0.00%	0.99%	6.72%	1.90%	3.73%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.05%*	0.00%	1.05%	14.44%	8.85%	11.43%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	6.44%	4.71%	8.92%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	0.00%	1.04%	11.34%	5.61%	6.02%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	18.08%	6.18%	8.75%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.81%	0.00%	0.81%	10.34%	5.12%	4.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I) Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.80%*	0.00%	0.80%	8.90%	4.24%	4.32%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	0.00%	0.63%	15.49%	11.25%	9.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.20%	0.43%	1.14%	-0.54%	1.13%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.60%*	0.20%	0.80%	3.63%	-0.06%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I This Sub-Account is only available in policies issued before May 1, 2024 Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.18%*	0.00%	1.18%	6.28%	-2.63%	1.30%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This Sub-Account is only available in policies issued before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.69%*	0.00%	0.69%	1.03%	-0.80%	0.47%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.32%	0.20%	0.52%	5.04%	2.30%	1.53%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	11.31%	7.19%	6.03%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.30%	0.20%	0.50%	3.25%	4.51%	5.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.35%	0.57%	1.36%	-0.30%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%*	0.35%	0.58%	16.19%	10.97%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.50%	0.00%	0.50%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	26.06%	22.23%	16.86%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.44%	0.20%	0.64%	1.53%	-0.59%	1.48%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.55%	0.00%	0.55%	5.35%	1.65%	1.81%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%	0.20%	0.45%	13.65%	10.06%	9.41%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.47%*	0.00%	0.47%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	0.98%*	0.00%	0.98%	-1.35%	1.14%	3.73%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.16%	0.20%	0.36%	24.88%	14.35%	12.93%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%	0.20%	0.45%	11.34%	7.22%	7.67%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	8.51%	7.56%	6.57%
Convertibles	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.93%	0.00%	0.93%	8.26%	8.57%	8.21%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.35%	0.64%	12.21%	8.51%	8.40%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.35%	0.65%	7.04%	4.93%	5.09%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.31%	0.35%	0.66%	6.22%	4.00%	4.03%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.35%	0.65%	11.09%	7.65%	7.52%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.35%	0.64%	8.99%	6.32%	6.38%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.27%*	0.00%	2.27%	3.74%	4.42%	4.37%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.28%	0.00%	1.28%	7.53%	0.92%	3.37%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	3.56%	1.04%	1.96%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.80%	0.00%	0.80%	6.89%	3.35%	4.50%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	1.06%	0.00%	1.06%	5.41%	2.71%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This Sub-Account is only available in policies issued before May 1, 2024 Investment Advisor: PIMCO	0.67%	0.00%	0.67%	4.50%	1.08%	1.28%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	1.07%	0.00%	1.07%	2.13%	1.93%	2.16%
Fixed Income	PIMCO Variable Insurance Trust - Short- Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.62%	0.00%	0.62%	6.05%	2.76%	2.40%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.79%	0.00%	0.79%	2.53%	-0.03%	1.54%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.85%	0.00%	0.85%	2.32%	-1.41%	1.03%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.20%	1.38%	13.67%	11.00%	7.28%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	23.11%	5.15%	6.15%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	-2.47%	7.17%	6.42%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	-1.40%	2.11%	3.52%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	8.29%	6.11%	0.05%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	16.13%	21.13%	19.69%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	0.07%	8.35%	0.21%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	-7.90%	0.19%	-9.34%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	22.26%	9.03%	8.33%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.11%*	0.00%	2.11%	0.37%	3.73%	0.75%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	0.14%	5.47%	6.51%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.67%*	0.00%	1.67%	6.68%	1.50%	3.71%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	23.40%	8.91%	10.93%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	16.50%	4.77%	6.43%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-3.66%	2.43%	1.68%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	23.91%	17.87%	16.48%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	8.12%	4.01%	6.67%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	5.03%	1.22%	3.44%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	16.60%	9.90%	7.99%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	26.67%	9.44%	9.23%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	10.84%	6.32%	5.99%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	16.15%	8.58%	6.25%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	4.42%	12.27%	8.56%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	8.19%	4.21%	5.62%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	3.74%	9.22%	5.40%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	23.97%	16.19%	15.82%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	15.73%	1.71%	3.07%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	1.56%	7.13%	5.26%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	19.86%	4.09%	6.09%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	35.17%	14.18%	14.48%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.98%	0.00%	0.98%	11.38%	8.21%	8.00%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.10%	0.00%	1.10%	1.42%	5.81%	8.20%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.08%	0.00%	1.08%	9.04%	7.35%	9.85%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.62%*	0.00%	1.62%	3.44%	3.40%	3.41%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.29%	0.20%	1.49%	1.21%	-2.79%	1.21%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.06%	0.00%	1.06%	-2.83%	7.54%	0.82%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.35%	0.55%	14.80%	8.18%	8.37%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	13.41%	11.86%	12.37%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	7.49%	4.04%	4.90%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.28%	0.35%	0.63%	14.89%	12.24%	9.76%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.35%	0.64%	15.12%	9.85%	9.89%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	24.84%	14.36%	12.95%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	2.03%	-0.23%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.34%	0.35%	0.69%	33.14%	15.96%	14.67%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.35%	0.59%	6.30%	3.37%	4.53%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.31%	0.35%	0.66%	9.01%	6.27%	8.40%
Equity	Vanguard Variable Insurance Fund - Mid- Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	15.08%	9.70%	9.41%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	10.32%	6.06%	6.52%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	4.74%	2.84%	4.99%
Fixed Income	Vanguard Variable Insurance Fund - Short- Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	4.89%	1.97%	2.24%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	1.24%	-0.39%	1.25%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	5.06%	4.23%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	23.71%	13.67%	12.37%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	0.83%	0.00%	0.83%	3.02%	0.43%	1.73%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	1.01%	0.00%	1.01%	10.64%	9.02%	6.91%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	1.07%*	0.00%	1.07%	3.88%	1.40%	2.45%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	10.92%	5.58%	6.12%

Nationwide Advisory VUL | PolicyLapseMember
Prospectus:
Risk [Text Block]	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans (including investment advisory policy loans to pay investment advisory fees), partial surrenders (including partial surrenders to pay investment advisory fees), and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.For more information, see Principal Risks and Lapse.
Nationwide Advisory VUL | StateVariationsMember
Prospectus:
Principal Risk [Text Block]	State Variations This prospectus describes all the material features of the policy. Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. For a more detailed list of material state variations, see Appendix B: State Variations. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.
Nationwide Advisory VUL | RiskofIncreaseinCurrentFeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
Nationwide Advisory VUL | UnfavorableSubAccountInvestmentExperienceMember
Prospectus:
Principal Risk [Text Block]	Unfavorable Sub-Account Investment Experience The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned.
Nationwide Advisory VUL | RiskAssociatedwithCashValueintheGeneralAccountOptionsMember
Prospectus:
Principal Risk [Text Block]	Risk Associated with Cash Value in the General Account Options Interest credited to, and availability of, Cash Value in the general account options (the Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate or the indexed interest options’ floor rates, see Minimum Guaranteed Interest Rate and Indexed Interest Strategies Interest Crediting. Additionally, the Policy Owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options. Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Advisory VUL | PaymentofInvestmentAdvisoryFeesfromthePolicyMember
Prospectus:
Principal Risk [Text Block]	Payment of Investment Advisory Fees from the Policy If a Policy Owner elects to pay any investment advisory fees from the policy through partial surrenders or investment advisory policy loans, this may reduce the Death Benefit and other benefits under the policy, may result in adverse tax consequences, and may increase the risk of policy Lapse. While Nationwide will automatically repay any investment advisory policy loans first from any new Premium payments, Indebtedness will continue to grow if the Policy Owner does not make additional Premium payments to the policy. Interest charged against Indebtedness accrues daily, and over time, unpaid loan interest charges and additional investment advisory policy loans can cause the policy's Indebtedness to be significant. For more information, see Partial Surrender, Policy Loans, Lapse, and Taxes.
Nationwide Advisory VUL | LimitationofAccessToCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase risk of Lapse.
Nationwide Advisory VUL | IndexedInterestOptionsTransferRestrictionsandLimitationsMember
Prospectus:
Principal Risk [Text Block]	Indexed Interest Options Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the indexed interest options. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the indexed interest options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide reserves the right to restrict transfers out of the indexed interest strategies. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options.
Nationwide Advisory VUL | SubAccountTransferLimitationsMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers for Limited Transfer Funds, see Sub-Account Transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Nationwide Advisory VUL | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide Advisory VUL | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans (including investment advisory policy loans) from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Nationwide Advisory VUL | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Policy Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Advisory VUL | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Advisory VUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Policy Owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Nationwide Advisory VUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks). The primary benefit of this policy is life insurance coverage, and it is designed for long term financial planning. In addition, the policy may limit partial surrenders in the early policy years (see Partial Surrender).
Nationwide Advisory VUL | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	● Investment in this policy is subject to the risk of poor investment performance. Investment Experience can vary depending on the performance of the investment options chosen by the Policy Owner.● Each investment option and each general account option will have its own unique risks.● Review the prospectuses for the underlying mutual funds before making an investment decision.See Principal Risks.
Nationwide Advisory VUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Nationwide Advisory VUL | Contract Lapse Risk [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Nationwide Advisory VUL | AdvisorsPreferredTrustGoldBullionStrategyPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	24.34%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Nationwide Advisory VUL | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	48.13%
Average Annual Total Returns, 5 Years [Percent]	17.84%
Average Annual Total Returns, 10 Years [Percent]	15.55%
Nationwide Advisory VUL | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Nationwide Advisory VUL | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	9.66%
Nationwide Advisory VUL | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	40.60%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	5.07%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.30%
Average Annual Total Returns, 5 Years [Percent]	18.53%
Average Annual Total Returns, 10 Years [Percent]	16.29%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Average Annual Total Returns, 10 Years [Percent]	11.93%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	2.93%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.98%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.42%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Nationwide Advisory VUL | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Nationwide Advisory VUL | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	1.11%
Nationwide Advisory VUL | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Nationwide Advisory VUL | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	26.58%
Average Annual Total Returns, 5 Years [Percent]	20.37%
Average Annual Total Returns, 10 Years [Percent]	20.25%
Nationwide Advisory VUL | CreditSuisseTrustCommodityReturnStrategyPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	1.12%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncDimensionalVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	10.74%
Nationwide Advisory VUL | DFAInvestmentDimensionGroupIncDimensionalVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncDimensionalVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncDimensionalVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncDimensionalVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncDimensionalVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncDimensionalVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncDimensionalVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	12.55%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncDimensionalVITInflationProtectedSecuritiesPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	1.88%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Nationwide Advisory VUL | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	7.68%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	3.93%
Nationwide Advisory VUL | FederatedHermesInsuranceSeriesFederatedHermesKaufmannFundIIServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.81%
Average Annual Total Returns, 1 Year [Percent]	16.78%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Nationwide Advisory VUL | FederatedHermesInsuranceSeriesFederatedHermesManagedVolatilityFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	5.30%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	13.33%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	4.88%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	38.56%
Average Annual Total Returns, 5 Years [Percent]	18.46%
Average Annual Total Returns, 10 Years [Percent]	17.93%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	30.07%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	16.34%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	3.34%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Nationwide Advisory VUL | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	1.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	6.10%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Nationwide Advisory VUL | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Nationwide Advisory VUL | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
Nationwide Advisory VUL | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	3.09%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Nationwide Advisory VUL | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.19%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	3.84%
Nationwide Advisory VUL | InvescoInvescoVICorePlusBondFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	3.06%
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Nationwide Advisory VUL | InvescoInvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Nationwide Advisory VUL | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Nationwide Advisory VUL | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(1.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.39%)
Average Annual Total Returns, 10 Years [Percent]	1.52%
Nationwide Advisory VUL | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(1.81%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	1.63%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	5.29%
Nationwide Advisory VUL | JohnHancockVariableInsuranceTrustDisciplinedValueEmergingMarketsEquityTrustSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(2.65%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Nationwide Advisory VUL | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.40%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Nationwide Advisory VUL | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	27.89%
Average Annual Total Returns, 5 Years [Percent]	14.75%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Nationwide Advisory VUL | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Nationwide Advisory VUL | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Nationwide Advisory VUL | MFSVariableInsuranceTrustMFSMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Nationwide Advisory VUL | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Nationwide Advisory VUL | MFSVariableInsuranceTrustMFSUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	18.08%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITBlueprintRManagedGrowthIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	4.32%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.49%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	3.63%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITFidelityInstitutionalAMEmergingMarketsFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	(2.63%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITGovernmentBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.03%
Average Annual Total Returns, 5 Years [Percent]	(0.80%)
Average Annual Total Returns, 10 Years [Percent]	0.47%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.12%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	10.97%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITJPMorganInflationManagedFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.50%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	26.06%
Average Annual Total Returns, 5 Years [Percent]	22.23%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.44%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	1.53%
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITLoomisShortTermBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	5.35%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	13.65%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITNASDAQ100IndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.47%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.47%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(1.35%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.16%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	24.88%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	12.93%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Nationwide Advisory VUL | NewAgeAlphaVariableFundsTrustNAASmallCapValueSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	6.57%
Nationwide Advisory VUL | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Convertibles
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	5.09%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.22%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.09%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	7.52%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.99%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.27%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.27%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	4.37%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustGlobalCoreBondHedgedPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	3.56%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.89%
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	5.41%
Average Annual Total Returns, 5 Years [Percent]	2.71%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.16%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.05%
Average Annual Total Returns, 5 Years [Percent]	2.76%
Average Annual Total Returns, 10 Years [Percent]	2.40%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	2.53%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.54%
Nationwide Advisory VUL | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.32%
Average Annual Total Returns, 5 Years [Percent]	(1.41%)
Average Annual Total Returns, 10 Years [Percent]	1.03%
Nationwide Advisory VUL | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	13.67%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Nationwide Advisory VUL | RydexVariableTrustBankingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Nationwide Advisory VUL | RydexVariableTrustBasicMaterialsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	(2.47%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Nationwide Advisory VUL | RydexVariableTrustBiotechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	(1.40%)
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Nationwide Advisory VUL | RydexVariableTrustCommoditiesStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	8.29%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	0.05%
Nationwide Advisory VUL | RydexVariableTrustElectronicsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	16.13%
Average Annual Total Returns, 5 Years [Percent]	21.13%
Average Annual Total Returns, 10 Years [Percent]	19.69%
Nationwide Advisory VUL | RydexVariableTrustEnergyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	0.07%
Average Annual Total Returns, 5 Years [Percent]	8.35%
Average Annual Total Returns, 10 Years [Percent]	0.21%
Nationwide Advisory VUL | RydexVariableTrustEnergyServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	(9.34%)
Nationwide Advisory VUL | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	22.26%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Nationwide Advisory VUL | RydexVariableTrustGlobalManagedFuturesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.11%
Average Annual Total Returns, 1 Year [Percent]	0.37%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	0.75%
Nationwide Advisory VUL | RydexVariableTrustHealthCareFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	0.14%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Nationwide Advisory VUL | RydexVariableTrustHighYieldStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Nationwide Advisory VUL | RydexVariableTrustInternetFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	23.40%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Nationwide Advisory VUL | RydexVariableTrustLeisureFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	6.43%
Nationwide Advisory VUL | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	(3.66%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Nationwide Advisory VUL | RydexVariableTrustNASDAQ100FundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	23.91%
Average Annual Total Returns, 5 Years [Percent]	17.87%
Average Annual Total Returns, 10 Years [Percent]	16.48%
Nationwide Advisory VUL | RydexVariableTrustPreciousMetalsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Nationwide Advisory VUL | RydexVariableTrustRealEstateFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	3.44%
Nationwide Advisory VUL | RydexVariableTrustRetailingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	16.60%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Nationwide Advisory VUL | RydexVariableTrustSP500PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	26.67%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Nationwide Advisory VUL | RydexVariableTrustSP500PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	10.84%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	5.99%
Nationwide Advisory VUL | RydexVariableTrustSPMidCap400PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	6.25%
Nationwide Advisory VUL | RydexVariableTrustSPMidCap400PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	12.27%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Nationwide Advisory VUL | RydexVariableTrustSPSmallCap600PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	8.19%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Nationwide Advisory VUL | RydexVariableTrustSPSmallCap600PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Nationwide Advisory VUL | RydexVariableTrustTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	23.97%
Average Annual Total Returns, 5 Years [Percent]	16.19%
Average Annual Total Returns, 10 Years [Percent]	15.82%
Nationwide Advisory VUL | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	3.07%
Nationwide Advisory VUL | RydexVariableTrustTransportationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	1.56%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	5.26%
Nationwide Advisory VUL | RydexVariableTrustUtilitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	19.86%
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Nationwide Advisory VUL | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	35.17%
Average Annual Total Returns, 5 Years [Percent]	14.18%
Average Annual Total Returns, 10 Years [Percent]	14.48%
Nationwide Advisory VUL | TRowePriceEquitySeriesIncTRowePriceEquityIncomePortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Nationwide Advisory VUL | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Nationwide Advisory VUL | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.04%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Nationwide Advisory VUL | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC, an affiliate of VIA.
Current Expenses [Percent]	1.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.62%
Average Annual Total Returns, 1 Year [Percent]	3.44%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Nationwide Advisory VUL | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.29%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	1.21%
Average Annual Total Returns, 5 Years [Percent]	(2.79%)
Average Annual Total Returns, 10 Years [Percent]	1.21%
Nationwide Advisory VUL | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(2.83%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	0.82%
Nationwide Advisory VUL | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	8.37%
Nationwide Advisory VUL | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Nationwide Advisory VUL | VanguardVariableInsuranceFundConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Nationwide Advisory VUL | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Nationwide Advisory VUL | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Nationwide Advisory VUL | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	12.95%
Nationwide Advisory VUL | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Nationwide Advisory VUL | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	33.14%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	14.67%
Nationwide Advisory VUL | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Nationwide Advisory VUL | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Nationwide Advisory VUL | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Nationwide Advisory VUL | VanguardVariableInsuranceFundModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Nationwide Advisory VUL | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Nationwide Advisory VUL | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Nationwide Advisory VUL | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Nationwide Advisory VUL | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Nationwide Advisory VUL | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Nationwide Advisory VUL | VictoryVariableInsuranceFundsIIVictoryPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	3.02%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Nationwide Advisory VUL | VictoryVariableInsuranceFundsIIVictoryPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Nationwide Advisory VUL | VictoryVariableInsuranceFundsIIVictoryPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	2.45%
Nationwide Advisory VUL | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Nationwide Advisory VUL | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioService2ClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Nationwide Advisory VUL | IndexedInterestStrategyMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Indexed Interest Strategy Charge
Other Transaction Fee, When Deducted [Text Block]	Upon creation of an Index Segment in an Indexed Interest Strategy
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Nationwide Advisory VUL | ServiceMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Service Fee
Other Transaction Fee, When Deducted [Text Block]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Nationwide Advisory VUL | AcceleratedDeathBenefitforChronicIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefitfor Chronic Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]	Provides for chronic illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Subject to eligibility requirements● Insured must be between Attained Age 18 and 65 when the policy is issued● Not available if the Long-Term Care Rider II is elected● Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim● Subject to annual and lifetime dollar amount limitations● 90-day waiting period applies for the first claim; waiting period may apply for subsequent claims● Death Benefit must be changed to Death Benefit Option 1● Partial Surrenders and Indebtedness will reduce benefits● Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits● Benefit amount may be reduced because of benefits paid under other Riders
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability This Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. This Rider is only available for issue on the Policy Date. Eligibility Requirements To invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date. Proof of care services received or expenses incurred is not required. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane; •applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise; •the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement; •Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and •the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment. Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250; (2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and (3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment. A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, see Calculation of the Accelerated Death Benefit for Chronic Illness. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date. On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and (2)an interest rate that will not exceed the greater of: (a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or (b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date. Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using then current Nationwide’s expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and (2)any required Premium for the policy, policy features, and any other attached Riders. Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under a Rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the Death Benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II, this Rider will terminate. Claims Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider; (2)upon termination of the policy to which this Rider is attached; (3)an overloan lapse protection Rider, if applicable, is invoked; or (4)the Insured’s date of death. Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Chronic Illness The CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below: 1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
		$350,000 / $500,000
		0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.
Nationwide Advisory VUL | AcceleratedDeathBenefitforCriticalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefitfor Critical Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Name of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider
Purpose of Benefit [Text Block]	Provides for critical illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Subject to eligibility requirements● Insured must be between Attained Age 18 and 65 when the policy is issued● Insured must have one of the qualifying critical illness conditions to invoke this Rider● Subject to annual and lifetime dollar amount limitations● Death Benefit must be changed to Death Benefit Option 1● Partial Surrenders and Indebtedness will reduce benefits● Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits● Benefit amount may be reduced because of benefits paid under other Riders
Name of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5. Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability This Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. Eligibility Requirements To invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider: •cancer; •stroke; •heart valve replacement/repair; •heart attack; •kidney failure; •major organ transplant; •paralysis; or •sudden cardiac arrest. Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the qualifying critical illness condition was not the basis of a prior approved claim under this Rider; •the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane; •applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise; •the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement; •Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and •the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment. Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250; (2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and (3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment. A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, see Calculation of the Accelerated Death Benefit for Critical Illness. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date. On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and (2)an interest rate that will not exceed the greater of: (a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or (b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date. Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using then current Nationwide’s expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and (2)any required Premium for the policy, policy features, and any other attached Riders. Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II, this Rider will terminate. Claims Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider; (2)upon termination of the policy to which this Rider is attached; (3)an overloan lapse protection Rider, if applicable, is invoked; or (4)the Insured’s date of death. Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Critical Illness The CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below: 1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.
Nationwide Advisory VUL | AcceleratedDeathBenefitforTerminalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefitfor Terminal Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the RiderUpon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	200.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	30.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 3.6%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment

Item 11. Other Benefits Available (N-6) [Text Block]	Accelerated Death Benefit for Terminal Illness Rider This Rider is automatically issued with the policy. The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose. Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider: •The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date. •Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective). •Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount. •The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date. •The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000. •A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy. •The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors. If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values. Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under this Rider. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II, this Rider will terminate. Accelerated Death Benefit for Terminal Illness Rider Charges Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses. The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page. The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner. The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 3.6%. This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy. Calculation of the Accelerated Death Benefit When making a claim for acceleration of the Death Benefit, a Policy Owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage." The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable. The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage (RP) of the Base Policy Specified Amount is 50%. Also
assume Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate
Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the TI Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center. Eligibility and Conditions for Payment The following eligibility and conditions apply for payment under the Rider: •The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance elected via Rider under the policy. •Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated Death Benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing. •Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, Policy Owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]	Provides a one-time terminal illness benefit payment
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● The Rider only applies to the Insured under the base policy● Invoking the Rider is subject to eligibility requirements● Requested Percentage must not exceed 50% of the Base Policy Specified Amount● Amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000● The minimum Base Policy Specified Amount for the policy must still be met after processing the acceleration request● Timing restrictions on coverage may apply● Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits● Benefit amount may be reduced because of benefits paid under other Riders
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Nationwide Advisory VUL | OverloanLapseProtectionRiderIIMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider II Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	185.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Attained Age 85 Insured with a Cash Value of $500,000,assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value

Name of Benefit [Text Block]	Overloan Lapse Protection Rider II
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Subject to eligibility requirements to invoke the Rider● Election to invoke is irrevocable● Once invoked, all other Riders terminate● Cash Value will be transferred to the Fixed Account and may not be transferred out● No further loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Overloan Lapse Protection Rider II
Operation of Benefit [Text Block]	Overloan Lapse Protection Rider II A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability All policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected); •The Insured is Attained Age 65 or older; •The 15th policy anniversary has been reached, regardless of any period of lapse, and the policy is currently In Force; and •For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders. The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1. (2)The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages). After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Example:
Assume a policy issued as follows:
● Cash value accumulation life insurance qualification test
Example:
● Attained Age 77
● Policy in its 23rd policy year
● Death Benefit Option 2
● Base Policy Specified Amount: $500,000
● Indebtedness: $195,000
● Long-term care benefits paid: $120,000
● Cash Value: $375,000
● Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) Death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing it to $319,875.
(3) The Base Policy Specified Amount will be reduced to $390,315 as this is the Minimum Required Death Benefit.
(4) The non-loaned Cash Value ($319,875 - $195,000 = $124,875) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(6) The indebtedness ($195,000) will continue to grow at the policy's loan charged rate.
Overloan Lapse Protection Rider II Charge The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test. If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Nationwide Advisory VUL | DeclaredRatePolicyLoanInterestMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Declared Rate Policy Loan Interest Charge
Optional Benefit Charge, When Deducted [Text Block]	Annuallyand at the time of certain events and transactions
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.90%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	3.25%
Nationwide Advisory VUL | InvestmentAdvisoryPolicyLoanInterestMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Investment Advisory Policy Loan Interest Charge
Optional Benefit Charge, When Deducted [Text Block]	Annuallyand at the time of certain events and transactions
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.25%
Nationwide Advisory VUL | LongTermCareRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider II Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 35 male preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long Term Care Specified Amount

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.17%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Item 11. Other Benefits Available (N-6) [Text Block]	Long-Term Care Rider II For policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at the time of application. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center. Long-Term Care Rider II Benefit The benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value. This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of: (1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or (2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or (3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus Indebtedness The maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Rider Specified Amount is $400,000 and the elected percentage is 3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to
3% of the LTC Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient. •Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any no-lapse guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing. •Death Benefit: If the policy is not being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit. If the policy is being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. To avoid any reduction of the Death Benefit the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature. •Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement. •Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received. •Specified Amount Decreases: Decreases in the Base Policy Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease. •Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill. •Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. •Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill. Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider or an application to reinstate the Rider after a Lapse. Long-Term Care Referral Service If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the Rider The Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, see Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid. Long-Term Care Rider II Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, and underwriting classification. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Advisory VUL | NoLapseGuaranteePolicyContinuationMember
Prospectus:
Name of Benefit [Text Block]	No-Lapse Guarantee Policy Continuation
Purpose of Benefit [Text Block]	Prevents Lapse during the No-Lapse Guarantee Period if Premium requirements are satisfied
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● The No-Lapse Guarantee Period is elected at the time of application and cannot be changed after the policy is issued● The No-Lapse Guarantee Monthly Premium can change due to action by the Policy Owner● When the No-Lapse Guarantee Period ends, the policy may be at risk of LapseSee No-Lapse Guarantee Policy Continuation
Name of Benefit [Text Block]	No-Lapse Guarantee Policy Continuation
Nationwide Advisory VUL | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from a limited number of Sub-Accounts● The Fixed Account is not available as an originating investment option● Transfers may not be directed to the Fixed Account● Nationwide may modify, suspend, or discontinue these programs at any time● Transfers are only made monthlySee Policy Owner Services
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A Policy Owner may elect to participate in a monthly dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars. There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a Policy Owner instructs Nationwide to terminate the service. Policy Owners may direct Nationwide to automatically transfer specific amounts from the following Sub-Account(s): •Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y to any other Sub-Account or the indexed interest strategies. Certain Sub-Accounts or indexed interest strategies may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy and Appendix C: Indexed Interest Strategies for details on Sub-Account and indexed interest strategy availability. Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A Policy Owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units or Index Segments when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.
Example:
Policy Owner elects to participate in Dollar Cost Averaging and has transferred $25,000 to the available money market fund, which will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month,
Nationwide will automatically transfer $1,500 from the money market fund and allocate
$1,000 to Sub-Account M and $500 to Sub-Account L.

Nationwide Advisory VUL | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Assets in the Fixed Account are excluded from the program● Rebalances only permitted on a three, six, or 12 month scheduleSee Policy Owner Services
Name of Benefit [Text Block]	Asset Rebalancing
Operation of Benefit [Text Block]	Asset Rebalancing A Policy Owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the Variable Account to the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value in the Fixed Account or allocated to the indexed interest options is not eligible for asset rebalancing. A Policy Owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event. A Policy Owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy Owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy Owner. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a Policy Owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Example:
Policy Owner elects to participate in Asset Balancing and has instructed his Cash Value be allocated as follows and rebalanced on a quarterly basis: 40% to Sub-Account A, 40% to
Sub-Account B, and 20% to Sub-Account C. Each quarter, Nationwide will automatically rebalance Policy Owner’s Cash Value by transferring Cash Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Nationwide Advisory VUL | AutomatedIncomeMonitorMember
Prospectus:
Name of Benefit [Text Block]	Automated Income Monitor
Purpose of Benefit [Text Block]	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Only available to policies that are not modified endowment contracts● Policy Owners are responsible for monitoring the policy to prevent Lapse● Program will terminate upon the occurrence of specified events● Nationwide may modify, suspend, or discontinue the program at any timeSee Policy Owner Services
Name of Benefit [Text Block]	Automated Income Monitor
Operation of Benefit [Text Block]	Automated Income Monitor Automated Income Monitor is an optional systematic partial surrender and/or declared rate policy loan program that may be elected at any time, at no additional cost, i.e. no partial surrender fee or service fee for loan processing will be assessed for partial surrenders or loans taken as part of an Automated Income Monitor program. This program is only available to policies that are not modified endowment contracts. Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy Investment in the Contract is depleted, then through declared rate policy loans. Taking partial surrenders and/or declared rate policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, Policy Owners should consult with financial and tax advisors. At the time of application for a program, Nationwide will provide Policy Owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy Owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist Policy Owners in determining whether to continue, modify, or discontinue an elected program. Policy Owners may request modification or termination of a program at any time by written request to the Service Center. Note: Investment advisory policy loans will continue to be available after electing an Automated Income Monitor program; however, any investment advisory policy loans taken after commencing an elected program will also increase Indebtedness and therefore reduce the Cash Surrender Value. A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections: (1)Payment type (a)Fixed Amount: If a Policy Owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or (b)Fixed Duration: If a Policy Owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration. (2)Illustration assumptions: (a)an assumed variable rate of return specified by the Policy Owner from the available options stated in the election form; (b)minimum Cash Surrender Value targeted by the Policy Owner to have remaining on the policy's Maturity Date, or other date specified by the Policy Owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date; (c)a Policy Owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; (d)payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only; and (e)assumed recurring investment advisory policy loans, as specified by the Policy Owner. Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse. Note: Policy Owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist Policy Owners with preventing Lapse. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
Example:
Assume:
● Policy Issue Age was 45.
● Owner paid Premiums totaling $490,000 during the first 25 policy years.
Example:
● Just prior to policy year 26 (Attained Age 70) the policy’s Cash Value is just over $1,000,000 and the Investment in the Contract is $490,000.
● The owner completes an Automated Income Monitor election form and chooses a 5%
gross rate of return, a goal of $100,000 Cash Surrender Value at Attained Age 95 and the Fixed Duration option for 25 years.

● The first AIM In Force illustration is run that solves for an annual income amount at an assumed 5% gross rate of return and a goal of at least $100,000 of Cash Surrender
Value at Attained Age 95. The result of the solve is an annual income amount of $66,720.

A partial surrender of $66,720 will be processed and sent to the owner. Each year thereafter, if the Automated Income Monitor program has not been terminated, another illustration will be run with the same assumptions and income solve. The appropriate partial surrender amount based on each solve will be processed. This will continue until the entire
$490,000 Investment in the Contract has been distributed through partial surrenders, then the income amounts will be processed as loans.

Automated Income Monitor programs are subject to the following additional conditions: (1)To prevent adverse tax consequences, a Policy Owner can authorize Nationwide to make scheduled payments via declared rate policy loan when: (a)the policy's Investment in the Contract is reduced to zero; (b)a partial surrender within the first 15 policy years would be a taxable event; (c)or to prevent the policy from becoming a MEC, see Taxes. Note: Partial surrenders and declared rate policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and declared rate policy loans, see Partial Surrender and Policy Loans. (2)While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted. (3)Programs will terminate on the earliest of the following: (a)Nationwide’s receipt at the Service Center of a written request to terminate participation; (b)at the time the policy enters a Grace Period or terminates for any reason; (c)at the time of a requested partial surrender or declared rate policy loan outside the program; (d)upon a change of Policy Owner; (e)for income based on a fixed duration, the end of the period the Policy Owner specified at the time of election; (f)on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the Policy Owner specified; (g)at any time the scheduled partial surrender or declared rate policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or (h)the policy's Maturity Date. Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider II and the Long-Term Care Rider II. Nationwide will notify Policy Owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.
Nationwide Advisory VUL | DeclaredRatePolicyLoansMember
Prospectus:
Name of Benefit [Text Block]	Declared Rate Policy Loans
Purpose of Benefit [Text Block]	Provide for policy loans
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Minimum loan amount is $200See Policy Loans
Name of Benefit [Text Block]	Declared Rate Policy Loans
Nationwide Advisory VUL | InvestmentAdvisoryPolicyLoansMember
Prospectus:
Name of Benefit [Text Block]	Investment Advisory Policy Loans
Purpose of Benefit [Text Block]	Provide for policy loans for investment advisory fees
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Limited availability● Subject to an annual maximum amount for any Policy Year● Nationwide reserves the right to stop offering at any timeSee Policy Loans
Name of Benefit [Text Block]	Investment Advisory Policy Loans
Nationwide Advisory VUL | LongTermCareRiderIIMember
Prospectus:
Name of Benefit [Text Block]	Long-Term Care Rider II
Purpose of Benefit [Text Block]	Provides a monthly benefit by accelerating a portion of the Base Policy Specified Amount for qualified long-term care services
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Must be elected at application● If this Rider is elected, the Accelerated Death Benefit for Chronic Illness Rider is not available● Underwriting and approval of the Rider are separate and distinct from that of the policy● Insured must be between Attained Age 21 and 80 when the Rider is elected● Long-Term Care Specified Amount must be at least $100,000 and no more than the maximum determined in underwriting● Increases of the Long-Term Care Specified Amount are not permitted● Subject to maximum monthly benefit● Subject to eligibility requirements to invoke the Rider● Subject to an elimination period, a 90-day waiting period, before benefits are paid● Written notice of claim is required● Benefit associated with the Rider may not cover all long-term care costs incurred● The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.● While benefit is being paid no loans or partial surrenders may be taken
Name of Benefit [Text Block]	Long-Term Care Rider II
Nationwide Advisory VUL | LoansMember
Prospectus:
Operation of Benefit [Text Block]	Policy Loans This policy currently offers two types of policy loans: declared rate policy loans and investment advisory policy loans. A Policy Owner may take a policy loan at any time while the policy is In Force. A policy loan will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Taking either type of policy loan (declared rate policy loans and/or investment advisory policy loans) may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The Policy Owner should request an illustration demonstrating the impact of any policy loans on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds. Declared Rate Policy Loans Declared rate policy loans are available to Policy Owners for any purpose. Notwithstanding anything to the contrary set forth in this prospectus, for declared rate policy loans only, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. Investment Advisory Policy Loans Investment advisory policy loans are only available to pay investment advisory fees for this policy as agreed upon between the Policy Owner and their investment adviser(s). Some Policy Owners may utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee. Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services, which are specified in the respective account agreements, are separate from and in addition to the policy charges and expenses described in this prospectus. Some Policy Owners authorize their investment adviser to take systematic investment advisory policy loans from the policy to collect investment advisory fees. In order to take investment advisory policy loans from the policy, the investment adviser and Policy Owner must complete an authorization form specified by Nationwide. Once the authorization form is completed, Nationwide will automatically process the investment advisory policy loans at the elected frequency until the authorization is terminated. A Policy Owner may terminate this authorization at any time by providing written notice to Nationwide. Nationwide reserves the right to stop offering investment advisory policy loans at any time. Nationwide will notify Policy Owners if investment advisory policy loans are no longer available. Loan Amount For declared rate policy loans, the minimum loan amount is $200. For investment advisory policy loans, there is no minimum loan amount. However, for any Policy Year, investment advisory policy loans are subject to an annual maximum amount. For the first Policy Year only, investment advisory policy loans cannot exceed the maximum annual investment advisory policy loan allowance percentage multiplied by the Adjusted Cash Value on the Policy Date. For any Policy Year thereafter, investment advisory policy loans cannot exceed the maximum annual investment advisory policy loan allowance percentage multiplied by the Adjusted Cash Value on the last policy anniversary. Currently, the maximum annual investment advisory policy loan allowance percentage is 1.5%.
Example:
Assume a policy is issued as follows:
● Base Policy Specified Amount: $500,000
● Initial Premium: $45,000
● The planned Premium is $45,000 annually for 6 additional years
● Adjusted Cash Value on the Policy Date: $42,300
● Policy is 100% allocated to the Sub-Accounts, and on the date of the first scheduled Investment Advisory Policy Loan, the total Sub-Account value is $43,000.
Example:
● The Policy Owner and the investment adviser have completed an authorization for an investment advisory policy loan to be processed for 0.09% of the total Sub-Account value each month.
The investment advisory policy loans would work as follows:
● Because the initial Adjusted Cash Value was $42,300 on the Policy Date, the maximum investment advisory policy loan amount for the first Policy Year will be $634.50 ($42,300 x 1.5%).
● The first investment advisory policy loan is processed for $38.70 ($43,000 x 0.09%). The
$38.70 is paid to the investment adviser per the authorization. The policy now has an
Indebtedness of $38.70. Also, $38.70 has been transferred from the Sub-Accounts
(proportionately, unless the Policy Owner requests transfer from a single Sub-Account) to the investment advisory policy loan account.

● Each month thereafter, an additional investment advisory policy loan is processed for an amount equal to the total Sub-Account value on that date multiplied by 0.09% (as long as the total for the Policy Year does not exceed the $634.50 maximum and the total
Indebtedness does not exceed the maximum stated in the policy).

● At the end of the first Policy Year, assume a total of $464.40 in investment advisory policy loans have been processed and paid to the investment adviser. The Indebtedness at the end of the Policy Year is $472.83 because $8.43 of loan interest has accrued during the year ($464.40 + $8.43 = $472.83). At this point the Death Benefit Proceeds provided by the policy would be reduced by the $472.83 Indebtedness.

● At the beginning of the second Policy Year, the Policy Owner pays the planned Premium of $45,000 and it is applied to the policy. Since Premiums for this product will always be applied as an investment advisory policy loan repayment first, $472.83 of the $45,000 is applied as a loan repayment and the rest is applied as a Premium. The Indebtedness becomes $0 and the funds in the investment advisory policy loan account are transferred out and applied as Net Premium.

● During the second Policy Year, the investment advisory policy loans continue to be processed monthly as scheduled unless limits are reached. As long as Premiums are paid they will always be applied to any investment advisory policy loan Indebtedness first.
If the Policy Owner stops applying Premiums after Policy Year 7 as planned, and also chooses to not pay any loan repayments, the investment advisory policy loan
Indebtedness will continue to grow as new investment advisory policy loans are taken and as charged interest accrues. The Death Benefit Proceeds would be reduced by the total
Indebtedness.

In addition, the maximum loanable amount is equal to 90% of the Cash Value allocated to the Sub-Accounts, plus 100% of the Cash Value allocated to the indexed interest options, plus 100% of the Cash Value in the declared rate policy loan account, plus 100% of the Cash Value in the investment advisory policy loan account, less any Indebtedness. Nationwide pays policy loans with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below. Collateral and the Policy Loan Accounts As collateral for a policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to a "policy loan account" (which is part of Nationwide’s general account). Each policy loan type has a distinct policy loan account. Declared rate policy loans are transferred to the declared rate policy loan account and investment advisory policy loans are transferred to the investment advisory policy loan account. Transferring Cash Value to a policy loan account reduces the Policy Owner’s investments in the Sub-Accounts and indexed interest options. Amounts held as collateral against a policy loan do not participate in the investment experience of the Sub-Accounts. Unless the Policy Owner requests transfer from a single Sub-Account, collateral amounts are transferred from the Cash Value to the corresponding policy loan account in the following order: (1)first proportionally from the Sub-Accounts until exhausted; then (2)proportionally from the Pending Sweep Transactions until exhausted; then (3)from the indexed interest strategies as described in Order of Processing from the Indexed Interest Strategies, see Indexed Interest Options; and (4)last from the Fixed Account, not including any Pending Sweep Transactions. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan accounts may be subject to Nationwide's creditors in the event of insolvency. The Policy Owner will earn interest on the collateral held in the declared rate policy loan account and/or the investment advisory policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate for the corresponding policy loan account stated in the Policy Specification Pages. Interest credited to the declared rate policy loan account and investment advisory policy loan is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the declared rate policy loan account or investment advisory policy loan account may be different than the rate earned on Cash Value that is in the Fixed Account. Interest Charged Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding declared rate policy loans and investment advisory policy loans, including principal and compounded interest due. For declared rate policy loans, the guaranteed maximum annualized interest charged rate is 3.90% in policy years 1-5, and 3.25% in policy years 6+. For investment advisory policy loans, the guaranteed maximum annualized interest charged rate is 3.25% in all policy years. On a current basis, rates may change for either loan type and may vary by policy year, subject to the applicable guaranteed maximums. Policy loan interest charges may provide revenue for risk charges and profit. If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the corresponding policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the corresponding policy loan account in the same manner as a new loan. Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually. Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes. When Interest is Charged and Credited Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the corresponding collateral account, and credit interest earned on collateral to the investment options: •Annually, at the end of a policy year; •For declared rate policy loans, at the time a new declared rate policy loan is requested, and for investment advisory policy loans, at the time a new investment advisory policy loan is requested; •For declared rate policy loans, when a declared rate policy loan repayment is made, and for investment advisory policy loans, when an investment advisory policy loan repayment is made; •Upon the Insured's death; •Upon policy Lapse; and/or •Upon a full surrender of the policy. In most cases for declared rate policy loans, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness. Repayment The Policy Owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The Policy Owner should contact the Service Center to obtain loan pay-off amounts. Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the Policy Owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness. If investment advisory policy loans are outstanding, Nationwide will automatically repay any investment advisory policy loans first from any new Premium before the Net Premium is applied to the policy. After any outstanding investment advisory policy loans are repaid, Nationwide will treat any payments made as Premium payments, unless the Policy Owner specifies that the payment should be applied against the policy's Indebtedness for declared rate policy loans. It may be beneficial for the Policy Owner to repay Indebtedness for declared rate policy loans before making additional Premium payments because the Percent of Premium Charge, if applicable, is deducted from Premium payments but not from loan repayments. Any loan repayment will be applied to the Sub-Accounts and indexed interest options according to the allocation instructions in effect for Net Premium, unless you direct otherwise. Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Nationwide Advisory VUL | DeathBenefitOption1Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Insured's date of death.
Nationwide Advisory VUL | DeathBenefitOption2Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Insured's date of death.
Nationwide Advisory VUL | PolicyLoanInterestMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The Declared Rate Policy Loan Interest Charge and Investment Advisory Policy Loan Interest Charge are described in more detail in Policy Loans.